BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Principles of Consolidation & Liquidity and Management's Plan (Details) - USD ($)		1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 31, 2024	Apr. 30, 2026	Oct. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Nov. 26, 2025	Oct. 19, 2025
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Accumulated deficit				$ 404,451,992				$ 404,451,992		$ 379,160,375	$ 309,672,755
Net loss				6,665,159	$ 18,606,182	$ 3,336,120	$ 2,668,713	25,271,341	$ 6,004,833	15,349,246	7,088,306
Operating cash flow								7,594,751	6,539,093	12,242,654	13,590,228
Net proceeds from issuance of common stock	$ 5,700,000
Net proceeds from exercise of warrants								731,764	$ 1,492,772	$ 2,508,133	$ 394
Private Placement
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Net proceeds from issuance of common stock			$ 24,900,000
Private Placement | Cash
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Net proceeds from issuance of common stock			7,600,000
Private Placement | USDC
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Net proceeds from issuance of common stock			5,900,000
Private Placement | OBNB Trust Units
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Net proceeds from issuance of common stock			$ 11,400,000
ATM offerings
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Net proceeds from issuance of common stock		$ 853,339		$ 30,749				$ 30,749
Build & Build, LLC
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Percentage of ownership held in subsidiary													100.00%
BNBX Ltd
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Percentage of ownership held in subsidiary												100.00%